Investments in Non-Marketable Equity Securities (Tables)	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
Schedule of Cost Method Investments [Table Text Block]
Following is a summary of such investments which are accounted for using the cost method as of December 31, 2015 and 2016:

	December 31,
	2015	2016
	(in thousands)

Chi Lin Optoelectronics Co., Ltd.	$625	488
Chi Lin Technology Co., Ltd.	432	432
Jetronics International Corp.	432	-
C Company	8,962	8,962
TIEF Fund, L. P.	-	1,600
eTurboTouch Technology Inc.	477	477
Oculon Optoelectronics Inc.	-	-
Shinyoptics Corp.	283	283
	$11,211	12,242